UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-08529

                                 Memorial Funds
--------------------------------------------------------------------------------
                Exact name of registrant as specified in charter)

                             6550 Directors Parkway
                                Abilene, TX 79606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Carl Clayton Peterson
                             6550 Directors Parkway
                                Abilene, TX 79606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 888-263-5593

Date of fiscal year end: 12/31/2004
                         ----------

Date of reporting period: 06/30/2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)   Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Memorial Government Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.


                                              Vote Summary Report
                                          Jul 01, 2003 - Sep 30, 2003

MEMORIAL FUND GROWTH EQUITY

Mtg              Company/                                     Mgmt       Vote        Record              Shares
Date/Type        Ballot Issues                     Security   Rec        Cast        Date                 Voted
----------------------------------------------------------------------------------------------------------------
07/18/03 - A     Dell Inc. *DELL*                  247025109                         05/23/03             7,325
                 1      Elect Directors                       For        For
                 2      Declassify the Board of Directors     For        For
                 3      Change Company Name                   For        For
                 4      Approve Executive Incentive Bonus     For        Against
                        Plan


07/25/03 - A     Mylan Laboratories Inc. *MYL*     628530107                         05/23/03             2,975
                 1      Elect Directors                       For        Withhold
                 2      Increase Authorized Common Stock      For        Against
                 3      Approve Omnibus Stock Plan            For        Against


07/29/03 - A     Airgas, Inc. *ARG*                009363102                         06/19/03             2,500
                 1      Elect Directors                       For        For
                 2      Approve Employee Stock Purchase Plan  For        For
                 3      Approve Executive Incentive Bonus     For        For
                        Plan
                 4      Ratify Auditors                       For        For


07/31/03 - A     Electronic Arts, Inc. *ERTS*      285512109                         06/04/03               700
                 1      Elect Directors                       For        Split
                 1.1    Elect Director M. Richard Asher ---
                        For
                 1.2    Elect Director William J. Byron ---
                        For
                 1.3    Elect Director Leonard S. Coleman
                        --- For
                 1.4    Elect Director Gary M. Kusin --- For
                 1.5    Elect Director Gregory B. Maffei
                        --- For
                 1.6    Elect Director Timothy Mott --- For
                 1.7    Elect Director Lawrence F. Probst
                        III --- Withhold
                 1.8    Elect Director Linda J. Srere ---
                        For
                 2      Amend Omnibus Stock Plan              For        Against
                 3      Amend Employee Stock Purchase Plan    For        For
                 4      Ratify Auditors                       For        For


08/15/03 - A     Microchip Technology, Inc.        595017104                         06/20/03             5,125
                 *MCHP*
                 1      Elect Directors                       For        Split
                 1.1    Elect Director Steve Sanghi ---
                        Withhold
                 1.2    Elect Director Albert J.
                        Hugo-Martinez --- For
                 1.3    Elect Director L.B. Day --- For
                 1.4    Elect Director Matthew W. Chapman
                        --- For
                 1.5    Elect Director Wade F. Meyercord
                        --- For
                 2      Amend Employee Stock Purchase Plan    For        For
                 3      Amend Employee Stock Purchase Plan    For        For


08/28/03 - A     Medtronic, Inc. *MDT*             585055106                         07/03/03             4,775
                 1      Elect Directors                       For        Split
                 1.1    Elect Director Richard H. Anderson
                        --- For
                 1.2    Elect Director Michael R.
                        Bonsignore --- For
                 1.3    Elect Director Gordon M. Sprenger
                        --- Withhold
                 2      Ratify Auditors                       For        Against
                 3      Approve Omnibus Stock Plan            For        Against
                 4      Approve Executive Incentive Bonus     For        Against
                        Plan


09/16/03 - S     Merrimac Series                   590266821                         06/30/03            99,684
                 1      Approve New Subadvisory Agreement     For        For
                 2      Amend Investment Advisory Agreement   For        Against
                        - Manager of Managers

                               VOTE SUMMARY REPORT
                           Oct 01, 2003 - Dec 31, 2003

MEMORIAL FUND GROWTH EQUITY

Mtg              Company/                                     Mgmt       Vote        Record              Shares
Date/Type        Ballot Issues                     Security   Rec        Cast        Date                 Voted
----------------------------------------------------------------------------------------------------------------
10/30/03 - A     AFFILIATED COMPUTER SERVICES,     008190100                         09/19/03             2,200
                 INC. *ACS*
                 1      Elect Directors                       For        For
                 2      Approve Executive Incentive Bonus     For        For
                        Plan
                 3      Ratify Auditors                       For        Against
                          We do not support this item. In this instance, the
                          non-auditing consulting fees are more than 25 percent
                          of total fees paid. As such, we will vote against the
                          company's auditor. We believe the integrity of the
                          auditor's relationship with the company is compromised
                          when a firm is paid excessive consulting fees on top
                          of those paid for auditing services. This arrangement
                          has the potential to open the auditor process to a
                          wide range of conflicts of interest.


12/18/03 - S     APACHE CORP. *APA*                037411105                         10/29/03             1,600
                 1      Increase Authorized Common Stock      For        For


11/13/03 - A     BRINKER INTERNATIONAL, INC.       109641100                         09/15/03             3,250
                 *EAT*
                 1      Elect Directors                       For        Split
                 1.1    Elect Director Ronald A. McDougall
                        --- Withhold
                          We recommend a vote FOR the directors with the
                          exceptions of Cece Smith, James E. Oesterreicher,
                          Ronald Kirk, and Marvin J. Girouard and Ronald A.
                          McDougall. We will WITHHOLD votes from Audit Committee
                          members Cece Smith, James E. Oesterreicher, Ronald
                          Kirk, and Marvin J. Girouard for paying excessive
                          non-audit fees and from Mr. McDougall for serving as
                          chairman and CEO.
                 1.2    Elect Director Douglas H. Brooks
                        --- For
                 1.3    Elect Director Dan W. Cook, III ---
                        For
                 1.4    Elect Director Robert M. Gates ---
                        For
                 1.5    Elect Director Marvin J. Girouard
                        --- Withhold
                          The director nominees meet our guidelines. The
                          composition of the board does not meet our standard
                          for board and committee independence. A majority of
                          independent directors on a board is a direct way to
                          assure that shareholder interests will be properly
                          represented on a board. We will WITHHOLD votes from
                          all director nominees.
                 1.6    Elect Director Ronald Kirk ---
                        Withhold
                          The director nominees meet our guidelines. The
                          composition of the board does not meet our standard
                          for board and committee independence. A majority of
                          independent directors on a board is a direct way to
                          assure that shareholder interests will be properly
                          represented on a board. We will WITHHOLD votes from
                          all director nominees.
                 1.7    Elect Director George R. Mrkonic
                        --- For
                 1.8    Elect Director Erle Nye --- For
                 1.9    Elect Director James E.
                        Oesterreicher --- Withhold
                          The director nominees meet our guidelines. The
                          composition of the board does not meet our standard
                          for board and committee independence. A majority of
                          independent directors on a board is a direct way to
                          assure that shareholder interests will be properly
                          represented on a board. We will WITHHOLD votes from
                          all director nominees.
                 1.10   Elect Director Cece Smith ---
                        Withhold
                          The director nominees meet our guidelines. The
                          composition of the board does not meet our standard
                          for board and committee independence. A majority of
                          independent directors on a board is a direct way to
                          assure that shareholder interests will be properly
                          represented on a board. We will WITHHOLD votes from
                          all director nominees.
                 1.11   Elect Director Roger T. Staubach
                        --- For
                 2      Ratify Auditors                       For        Against
                          We do not support this item. In this instance, the
                          non-auditing consulting fees are more than 25 percent
                          of total fees paid. As such, we will vote against the
                          company's auditor. We believe the integrity of the
                          auditor's relationship with the company is compromised
                          when a firm is paid excessive consulting fees on top
                          of those paid for auditing services. This arrangement
                          has the potential to open the auditor process to a
                          wide range of conflicts of interest.
                        SHAREHOLDER PROPOSAL
                 3      Report on the Impact of Genetically   Against    For
                        Engineered Products
                          We are sympathetic with the proponents' concerns
                          regarding their unforeseen health impact, and we
                          support reporting on the effects and labeling of all
                          GMO based products. We also believe that it is in the
                          best interests of shareholders to address consumer
                          concerns about possible dangers associated with GE
                          products through increased reporting. Given that the
                          requested report would provide a better understanding
                          of the company's products while also underscoring
                          company's commitment to address shareholders' concerns
                          regarding genetically engineered products, we support
                          this proposal.


11/05/03 - A     CARDINAL HEALTH, INC. *CAH*       14149Y108                         09/08/03             3,475
                 1      Elect Directors                       For        Split
                 1.1    Elect Director Dave Bing --- For
                 1.2    Elect Director John F. Finn --- For
                 1.3    Elect Director John F. Havens ---
                        For
                 1.4    Elect Director David W. Raisbeck
                        --- For
                 1.5    Elect Director Robert D. Walter ---
                        Withhold
                          The director nominees meet our guidelines. The
                          composition of the board does not meet our standard
                          for board and committee independence. A majority of
                          independent directors on a board is a direct way to
                          assure that shareholder interests will be properly
                          represented on a board. We will WITHHOLD votes from
                          all director nominees.


11/11/03 - A     CISCO SYSTEMS, INC. *CSCO*        17275R102                         09/12/03            17,350
                 1      Elect Directors                       For        For
                 2      Amend Employee Stock Purchase Plan    For        For
                 3      Ratify Auditors                       For        For
                        SHAREHOLDER PROPOSALS
                 4      Report on Company Products Used by    Against    Against
                        the Government to Monitor the
                        Internet
                 5      Report on Pay Disparity               Against    For
                          When reviewing requests for reports on executive
                          compensation, PVS takes into consideration the scope
                          of the requested report, the company's internal
                          procedures for determining compensation, and the
                          company's historical compensation practices. As with
                          all report requests, PVS carefully weighs the
                          potential usefulness of the requested report against
                          the costs of preparation and whether the report would
                          be duplicative of existing disclosure. We note that In
                          the case of this proposal, we note that the proponent
                          is specifically asking for a comparison of the
                          compensation of the company's top executives with that
                          of its lowest compensated workers on a worldwide basis
                          and a report on any recommendations regarding changing
                          the current level of executive pay for specific time
                          periods. Though the disparity between the pay levels
                          of entry-level and executive employees has undoubtedly
                          grown at many U.S. companies over the past few
                          decades, we note that it is unlikely that the
                          requested report would produce a meaningful gauge for
                          shareholders of whether Cisco's compensation policies
                          and pay levels are appropriate and effective for
                          employees at the senior executive level. PVS generally
                          supports shareholder requests calling for better
                          disclosure of executive compensation. Executive pay is
                          a major theme of shareholder proposals this season.
                          Investor fury over exorbitant executive paychecks has
                          manifested itself in proxy initiatives at numerous
                          companies over executive compensation. Shareholder
                          proponents argue that compensation packages at U.S.
                          firms have skyrocketed in great disproportion to the
                          increase in wages enjoyed by the average U.S. worker.
                          Shareholder proponents believe companies should
                          address this issue and believe that both social and
                          financial consideration need to be taken into account
                          when evaluating executive pay. During the 1980s, the
                          average CEO of a major corporation made 42 times the
                          pay of a typical American factory worker. This ratio
                          is now a staggering 400-and-some times the average
                          factory wage. Given the overall poor performance of
                          companies over the last three years, a review of pay
                          practices seems warranted. While we take note of the
                          fact that the company's Compensation and Management
                          Development Committee is composed of independent
                          directors, we still believe that this reasonable
                          compensation reporting request warrants shareholder
                          support.


11/05/03 - A     LINEAR TECHNOLOGY CORP. *LLTC*    535678106                         09/08/03             4,325
                 1      Elect Directors                       For        Split
                 1.1    Elect Director Robert H. Swanson,
                        Jr. --- Withhold
                          We will vote FOR the directors with the exception of insider Robert H. Swanson,  Jr., from whom we will WITHHOLD votes for failure to establish an  independent  nominating committee and for serving as chairman and CEO.
                 1.2    Elect Director David S. Lee --- For
                 1.3    Elect Director Leo T. McCarthy ---
                        For
                 1.4    Elect Director Richard M. Moley ---
                        For
                 1.5    Elect Director Thomas S. Volpe ---
                        For
                 2      Ratify Auditors                       For        Against
                          We do not support this item. In this instance, the
                          non-auditing consulting fees are more than 25 percent
                          of total fees paid. As such, we will vote against the
                          company's auditor. We believe the integrity of the
                          auditor's relationship with the company is compromised
                          when a firm is paid excessive consulting fees on top
                          of those paid for auditing services. This arrangement
                          has the potential to open the auditor process to a
                          wide range of conflicts of interest.


11/11/03 - A     MICROSOFT CORP. *MSFT*            594918104                         09/12/03            14,725
                 1      Elect Directors                       For        Split
                 1.1    Elect Director William H. Gates,
                        III --- For
                 1.2    Elect Director Steven A. Ballmer
                        --- For
                     1.3 Elect Director James I. Cash, Jr.,
                                  Ph.D. --- For
                 1.4    Elect Director Raymond V. Gilmartin
                        --- For
                 1.5    Elect Director Ann McLaughlin
                        Korologos --- For
                 1.6    Elect Director David F. Marquardt
                        --- For
                     1.7 Elect Director Charles H. Noski ---
                                       For
                     1.8 Elect Director Dr. Helmut Panke ---
                                       For
                     1.9 Elect Director Wm. G. Reed, Jr. ---
                                       For
                     1.10 Elect Director Jon A. Shirley ---
                                    Withhold
                          The director nominees meet our guidelines. The
                          composition of the board does not meet our standard
                          for board and committee independence. A majority of
                          independent directors on a board is a direct way to
                          assure that shareholder interests will be properly
                          represented on a board. We will WITHHOLD votes from
                          all director nominees.
                 2      Amend Omnibus Stock Plan              For        Against
                          We do not support this plan. First, this plan has an
                          NSO share exercise price that is less than full market
                          value. We oppose plans that reflect an exercise price
                          less than full fair market value as it offers poor
                          incentive for management and employees to build
                          shareholder value. Secondly, the company's potential
                          Voting Power Dilution (VPD) for all incentive plans is
                          17.66% which exceeds our guidelines. Proposals that
                          add to a company's VPD can potentially dilute the
                          voting interests of common shareholders.
                 3      Amend Non-Employee Director Stock     For        Against
                        Option Plan
                          We do not support this plan. First, this plan has an
                          NSO share exercise price that is less than full market
                          value. We oppose plans that reflect an exercise price
                          less than full fair market value as it offers poor
                          incentive for management and employees to build
                          shareholder value. Secondly, the company's potential
                          Voting Power Dilution (VPD) for all incentive plans is
                          17.66% which exceeds our guidelines. Proposals that
                          add to a company's VPD can potentially dilute the
                          voting interests of common shareholders.
                        SHAREHOLDER PROPOSAL
                 4      Refrain from Giving Charitable        Against    Against
                        Contributions


10/13/03 - A     ORACLE CORP. *ORCL*               68389X105                         08/21/03             9,700
                 1      Elect Directors                       For        Split
                 1.1    Elect Director Lawrence J. Ellison
                        --- Withhold
                          We will vote FOR the directors with the exception of
                          Lawrence Ellison, from whom we will WITHHOLD votes for
                          serving as chairman and CEO.
                 1.2    Elect Director Donald L. Lucas ---
                        For
                 1.3    Elect Director Michael J. Boskin
                        --- For
                 1.4    Elect Director Jeffrey O. Henley
                        --- For
                 1.5    Elect Director Jack F. Kemp --- For
                 1.6    Elect Director Jeffrey Berg --- For
                 1.7    Elect Director Safra Catz --- For
                 1.8    Elect Director Hector Garcia-Molina
                        --- For
                 1.9    Elect Director Joseph A. Grundfest
                        --- For
                 1.10   Elect Director H. Raymond Bingham
                        --- For
                 2      Approve Executive Incentive Bonus     For        Against
                        Plan
                          Though we commend the company on its effort to link
                          stock grants and cash bonuses with clearly defined
                          performance criteria, the plan's annual individual
                          award limit exceeds our guidelines for stock-based
                          executive incentive programs. As such, this plan has
                          the potential to negatively impact shareholder value
                          beyond a reasonable level. Therefore, we do not
                          support this item.
                 3      Ratify Auditors                       For        For
                 4      Amend Non-Employee Director Omnibus   For        Against
                        Stock Plan
                          We do not support this plan. The company's potential
                          Voting Power Dilution (VPD) for all incentive plans is
                          15.21%, which exceeds our guidelines. Proposals that
                          add to a company's VPD can potentially dilute the
                          voting interests of common shareholders.
                        SHAREHOLDER PROPOSAL
                 5      Implement China Principles            Against    For
                          This shareholder proposal calls for the company to "to
                          make all possible lawful efforts to implement and/or
                          increase activity on each of the principles named
                          above in the People's Republic of China." In our view,
                          this proposal contains key elements of the ILO's core
                          convention principles, among several other
                          internationally recognized standards. PVS recognizes
                          that the adoption and/or enforcement of principles
                          relating to internationally accepted human rights
                          standards can benefit corporations operating in
                          markets with documented abuses. The China Principles
                          may help the company avoid being blacklisted by U.S.
                          states and municipalities, many of whom have limited
                          their contracts with companies who fail to adopt
                          similar principles in other countries recognized for
                          committing gross human rights violations. We believe
                          it is in the best interests of shareholders for the
                          company to disclose information that could potentially
                          impact stock price and/or leave the company vulnerable
                          to costly litigation or regulatory measures. Although
                          Oracle does have a code of ethics in place and is in
                          full compliance with Chinese law, we believe
                          additional steps to insulate the company against
                          potential backlash is the most prudent course of
                          action. As implementation of this proposal will
                          demonstrate the company's commitment to international
                          labor rights and standards, we support this item.


11/07/03 - A     SYSCO CORPORATION *SYY*           871829107                         09/09/03             7,625
                 1      Elect Directors                       For        Split
                 1.1    Elect Director Jonathan Golden as
                        Class II Director --- Withhold
                          We will vote FOR Joseph Hafner, Jr., and WITHHOLD from Richard J. Schnieders,  Thomas
                          E.  Lankford,  and Jonathan  Golden for failure to implement  proposals to declassify the company's  board.  Additionally,  we will WITHHOLD votes from Mr.  Schnieders for serving as chairman and CEO.
                 1.2    Elect Director Joseph A. Hafner,
                        Jr. as Class II Director --- For
                 1.3    Elect Director Thomas E. Lankford
                        as Class II Director --- Withhold
                          The director nominees meet our guidelines. The
                          composition of the board does not meet our standard
                          for board and committee independence. A majority of
                          independent directors on a board is a direct way to
                          assure that shareholder interests will be properly
                          represented on a board. We will WITHHOLD votes from
                          all director nominees.
                 1.4    Elect Director Richard J.
                        Schnieders as Class II Director ---
                        Withhold
                          The director nominees meet our guidelines. The
                          composition of the board does not meet our standard
                          for board and committee independence. A majority of
                          independent directors on a board is a direct way to
                          assure that shareholder interests will be properly
                          represented on a board. We will WITHHOLD votes from
                          all director nominees.
                 1.5    Elect Director John K.
                        Stubblefield, Jr. as Class III
                        Director --- For
                 2      Increase Authorized Common Stock      For        Against
                          We do not support this plan. The number of additional
                          authorized common shares sought in this proposal
                          exceeds our guidelines. As a policy, PVS will not
                          support increases in authorized common shares of this
                          magnitude, unless the company has offered a specific
                          and reasonable purpose for the additional shares. In
                          this case, the company has not offered a specific
                          reason for the share increase. Large increases in
                          authorized common stock may be used for anti-takeover
                          devices or to fund undesirable increases in executive
                          stock options without shareholder approval.
                 3      Approve Omnibus Stock Plan            For        Against
                          We do not support this plan. The company's potential
                          Voting Power Dilution (VPD) for all incentive plans is
                          16.08% which exceeds our guidelines. Proposals that
                          add to a company's VPD can potentially dilute the
                          voting interests of common shareholders.
                        SHAREHOLDER PROPOSAL
                 4      Report on the Impact of Genetically   Against    For
                        Engineered Products
                          We are sympathetic with the proponents' concerns
                          regarding their unforeseen health impact and we
                          support reporting on the effects and labeling of all
                          GMO based products. Management states "we recognize
                          the importance of food safety, not only with respect
                          to the well being of consumers, but also as it relates
                          to the success and reputation of our Company." We feel
                          that support for this reporting request goes
                          hand-in-hand with SYSCO management's stated
                          recognition of the importance of food safety as a
                          function of consumer safety as well as a factor in the
                          financial stability of the company. We also believe
                          that it is in the best interests of shareholders to
                          address consumer concerns about possible dangers
                          associated with GE products through increased
                          reporting. Given that the requested report would
                          provide a better understanding of the company's
                          products while also underscoring company's commitment
                          to address shareholders' concerns regarding
                          genetically engineered products, we support this
                          proposal.


10/27/03 - S     TEVA PHARMACEUTICAL INDUSTRIES    881624209                         09/18/03             1,950
                 1      Elect G. Shalev as an External        For        For
                        Director
                 2      Approve Increase in Remuneration of   For        For
                        Directors other than the Chairman


10/14/03 - A     THE PROCTER & GAMBLE COMPANY      742718109                         08/01/03             2,750
                 *PG*
                 1      Elect Directors                       For        Split
                 1.1    Elect Director Norman R. Augustine
                        --- For
                 1.2    Elect Director A.G. Lafley ---
                        Withhold
                          The director nominees meet our guidelines. The
                          composition of the board does not meet our standard
                          for board and committee independence. A majority of
                          independent directors on a board is a direct way to
                          assure that shareholder interests will be properly
                          represented on a board. We will WITHHOLD votes from
                          all director nominees.
                 1.3    Elect Director Johnathan A. Rodgers
                        --- For
                      1.4 Elect Director John F. Smith, Jr.
                                     --- For
                 1.5    Elect Director Margaret C. Whitman
                        --- For
                 2      Ratify Auditors                       For        Against
                          We do not support this item. In this instance, the
                          non-auditing consulting fees are more than 25 percent
                          of total fees paid. As such, we will vote against the
                          company's auditor. We believe the integrity of the
                          auditor's relationship with the company is compromised
                          when a firm is paid excessive consulting fees on top
                          of those paid for auditing services. This arrangement
                          has the potential to open the auditor process to a
                          wide range of conflicts of interest.
                 3      Approve Non-Employee Director         For        Against
                        Omnibus Stock Plan
                          We do not support this plan. The company's potential
                          Voting Power Dilution (VPD) for all incentive plans is
                          14.39%, which exceeds our guidelines. Proposals that
                          add to a company's VPD can potentially dilute the
                          voting interests of common shareholders.
                        SHAREHOLDER PROPOSALS
                 4      Declassify the Board of Directors     Against    For
                          We support shareholder proposals calling for the
                          repeal of the company's classified board structure and
                          for the annual election of all directors under a
                          single slate. The ability to elect directors is the
                          single most important use of the shareholder
                          franchise, and we firmly believe all directors should
                          be accountable on an annual basis.
                 5      Label Genetically Engineered Foods    Against    For
                          We are sympathetic with the proponent's concerns
                          regarding the unforeseen health impact, and we support
                          reporting on the effects and labeling of all GMO-based
                          products. We feel that support for this labeling
                          request goes hand-in-hand with management's stated
                          commitment to consumer safety and safe products. Based
                          on the potential benefits of a proactive labeling
                          policy and decreased exposure to protest, litigation,
                          and recalls, we feel that it is in the best interests
                          of shareholders to address consumer concerns about
                          possible dangers associated with GE products. As
                          labeling is one aspect of this process, we support
                          this proposal.

                                              VOTE SUMMARY REPORT
                                          Jan 01, 2004 - Mar 31, 2004

MEMORIAL FUND GROWTH EQUITY

Mtg              Company/                                     Mgmt       Vote        Record              Shares
Date/Type        Ballot Issues                     Security   Rec        Cast        Date                 Voted
----------------------------------------------------------------------------------------------------------------
03/24/04 - A     APPLIED MATERIALS, INC. *AMAT*    038222105                         01/30/04             5,575
                 1      Elect Directors                       For        Split
                 1.1    Elect Director Michael H. Armacost
                        --- Withhold
                          The  composition  of the board  does not meet our
                          standard for board and committee independence.  A
                          two-thirds  majority of independent  directors on
                          a  board  is  a  direct   way  to   assure   that
                          shareholder    interests    will   be    properly
                          represented   on  a  board.   We  will  vote  FOR
                          director  nominee Steven L. Miller,  but WITHHOLD
                          votes from insiders  Michael R.  Splinter,  James
                          C.   Morgan  and  Dan  Maydan,   and   affiliated
                          outsiders   Paul  R.  Low,   Philip  V.  Gerdine.
                          Herbert M.  Dwight,  Jr. and Michael H.  Armacost
                          for  lack of a  two-thirds  majority  independent
                          board.  We will also WITHHOLD  votes from Messrs.
                          Armacost  and Gerdine  for serving as  affiliated
                          outsiders    on   the   Audit   and    Nominating
                          committees,  and from Messrs.  Dwight and Low for
                          serving   as   affiliated    outsiders   on   the
                          Compensation   and  Nominating   committees.   In
                          addition,  we  will  WITHHOLD  votes  from  Audit
                          Committee members Deborah A. Coleman,  Gerhard H.
                          Parker  and  Messrs.  Armacost  and  Gerdine  for
                          neglecting  to include  auditor  ratification  on
                          the ballot.
                 1.2    Elect Director Deborah A. Coleman
                        --- Withhold
                      1.3 Elect Director Herbert M. Dwight,
                                Jr. --- Withhold
                 1.4    Elect Director Philip V. Gerdine
                        --- Withhold
                       1.5 Elect Director Paul R. Low ---
                                    Withhold
                        1.6 Elect Director Dan Maydan ---
                        Withhold
                 1.7    Elect Director Steven L. Miller ---
                        For
                 1.8    Elect Director James C. Morgan ---
                        Withhold
                 1.9    Elect Director Gerhard H. Parker
                        --- Withhold
                 1.10   Elect Director Michael R. Splinter
                        --- Withhold
                 2        Amend Omnibus Stock Plan For Against We do not support
                          this plan. The company's potential Voting Power
                          Dilution (VPD) for all incentive plans is 19.06% which
                          exceeds our guidelines. Proposals that add to a
                          company's VPD can potentially dilute the voting
                          interests of common shareholders. In addition, the
                          company does not fully expense its stock options.
                          Given their current accounting treatment of not being
                          charged as an expense against earnings, stock options
                          have been the ultimate tax dodge for companies wishing
                          to lavishly compensate employees. Misused stock
                          options can give executives an incentive to inflate
                          their company's earnings or make irresponsibly
                          optimistic forecasts in order to keep stock prices
                          high and their paychecks gargantuan. Numerous
                          companies have chosen to acknowledge the distortion to
                          reported earnings caused by the non-expensing of
                          options and have elected to expense options going
                          forward. We believe Applied Materials, Inc. should
                          follow suit, in accordance with our guidelines.


02/26/04 - A     AVAYA INC *AV*                    053499109                         12/31/03             4,675
                 1      Elect Directors                       For        Split
                 1.1    Elect Director Joseph P. Landy ---
                        For
                          We will vote FOR director nominee Joseph P. Landy, but
                          WITHHOLD votes from Donald K. Peterson for serving as
                          both chairman and CEO, and from Audit Committee
                          members Anthony P. Terracciano and Mark Leslie for
                          neglecting to include auditor ratification on the
                          proxy ballot.
                 1.2    Elect Director Mark Leslie ---
                        Withhold
                 1.3    Elect Director Donald K. Peterson
                        --- Withhold
                 1.4    Elect Director Anthony P.
                            Terracciano --- Withhold
                 2        Approve Omnibus Stock Plan For Against We do not
                          support this plan. This plan has an NSO share exercise
                          price that is less than full market value. We oppose
                          plans that reflect an exercise price less than full
                          fair market value as it offers poor incentive for
                          management and employees to build shareholder value.
                          Moreover, the company's potential Voting Power
                          Dilution (VPD) for all incentive plans is 15.40% which
                          exceeds our guidelines. Proposals that add to a
                          company's VPD can potentially dilute the voting
                          interests of common shareholders.
                 3        Limit Awards to Executives Against For The proponent
                          believes that the exponential growth of the CEO's pay
                          is not in the best interests of shareholders,
                          especially when that pay is exorbitant when compared
                          to the compensation of other workers. As a result, the
                          proponent suggests a remedy to address the issue of
                          pay discrepancy between top executives and company
                          employees. We agree with the proponent and believe
                          this proposal is worthwhile and sends a clear message
                          on the importance of fair pay. In this case, we
                          consider 50 times the average worker's pay to be more
                          than "fair" enough. We support this proposal.


03/17/04 - A     HEWLETT-PACKARD CO. *HPQ*         428236103                         01/20/04            11,400
                 1      Elect Directors                       For        Split
                 1.1    Elect Director L.T. Babbio, Jr. ---
                        For
                          We will vote FOR the director  nominees  with the
                          exception  Carleton  S.  Fiorina,  Dr.  George A.
                          Keyworth  II and  Sanford  M.  Litvack.  We  will
                          WITHHOLD  votes from Ms.  Fiorina  for serving as
                          both  chairman  and CEO,  from Dr.  Keyworth  for
                          serving as an  affiliated  outsider  on the Audit
                          Committee,   and  from  Mr.   Litvack   for  poor
                          attendance.
                 1.2    Elect Director P.C. Dunn --- For
                 1.3    Elect Director C.S. Fiorina ---
                        Withhold
                 1.4    Elect Director R.A. Hackborn --- For
                 1.5    Elect Director G.A. Keyworth II ---
                        Withhold
                 1.6    Elect Director R.E. Knowling, Jr.
                        --- For
                 1.7    Elect Director S.M. Litvack ---
                        Withhold
                 1.8    Elect Director R.L. Ryan --- For
                 1.9    Elect Director L.S. Salhany --- For
                 2        Ratify Auditors For Against The ratification of
                          auditors is no longer a routine item. Accounting
                          scandals at companies underscore the need to ensure
                          auditor independence in the face of selling consulting
                          services to audit clients. The outside auditing
                          process is the backbone upon which the financial
                          health of a company is measured. To maintain the
                          integrity of the auditing process, the independence of
                          an outside auditor is absolutely essential for
                          rendering objective opinions upon which investors then
                          rely. We do not support this item. In this instance,
                          the non-auditing consulting fees are more than 25
                          percent of total fees paid. As such, we will vote
                          against the company's auditor. We believe the
                          integrity of the auditor's relationship with the
                          company is compromised when a firm is paid excessive
                          consulting fees on top of those paid for auditing
                          services. This arrangement has the potential to open
                          the auditor process to a wide range of conflicts of
                          interest.
                 3        Approve Omnibus Stock Plan For Against We do not
                          support this plan. Firstly, this plan has an NSO
                          exercise price that is less than full market value. We
                          oppose plans that reflect an exercise price less than
                          full fair market value as it offers poor incentive for
                          management and employees to build shareholder value.
                          Secondly, the company's potential Voting Power
                          Dilution (VPD) for all incentive plans is 20.48% which
                          exceeds our guidelines. Proposals that add to a
                          company's VPD can potentially dilute the voting
                          interests of common shareholders. Finally, the company
                          does not fully expense its stock options. Given their
                          current accounting treatment of not being charged as
                          an expense against earnings, stock options have been
                          the ultimate tax dodge for companies wishing to
                          lavishly compensate employees. Misused stock options
                          can give executives an incentive to inflate their
                          company's earnings or make irresponsibly optimistic
                          forecasts in order to keep stock prices high and their
                          paychecks gargantuan. Numerous companies have chosen
                          to acknowledge the distortion to reported earnings
                          caused by the non-expensing of options and have
                          elected to expense options going forward. We believe
                          Hewlett-Packard Co. should follow suit, in accordance
                          with our guidelines.
                 4        Expense Stock Options Against For In the absence of an
                          accepted methodology with which to value the
                          contingent cost of stock options, companies that have
                          voluntarily expensed stock options have had
                          flexibility in their selection of a specific valuation
                          methodology. Opponents of option expensing argue that
                          options are difficult to value and expensing options
                          could add complexity and decrease transparency in
                          financial reporting. However, given the fact that
                          stock options have become an integral component of
                          compensation, their value cannot be ignored and
                          treated as "no-cost" compensation. We believe that
                          stock options should be expensed along with other
                          forms of compensation. Given that (1) many companies
                          use stock options as a significant component of
                          overall compensation, (2) the exercise of options
                          result in a transfer of shareholder value, and (3) the
                          contingent cost of options reduces earnings, we
                          believe that options should be expensed along with all
                          other forms of compensation to better reflect the
                          company's true earnings and provide additional
                          discipline against overuse.


03/22/04 - A     WHOLE FOODS MARKET, INC. *WFMI*   966837106                         01/22/04             1,150
                 1      Elect Directors                       For        Split
                 1.1    Elect Director David W. Dupree ---
                        For
                          We will vote FOR the director nominees with the
                          exception John P. Mackey from whom we will WITHHOLD
                          votes for serving as both chairman and CEO.
                 1.2    Elect Director Gabrielle E. Greene
                        --- For
                      1.3 Elect Director John P. Mackey ---
                                    Withhold
                     1.4 Elect Director Morris J. Siegel ---
                                       For
                 2        Amend Stock Option Plan For Against We do not support
                          this plan. The company's potential Voting Power
                          Dilution (VPD) for all incentive plans is 19.84% which
                          exceeds our guidelines. Proposals that add to a
                          company's VPD can potentially dilute the voting
                          interests of common shareholders. In addition, the
                          company does not fully expense its stock options.
                          Given their current accounting treatment of not being
                          charged as an expense against earnings, stock options
                          have been the ultimate tax dodge for companies wishing
                          to lavishly compensate employees. Misused stock
                          options can give executives an incentive to inflate
                          their company's earnings or make irresponsibly
                          optimistic forecasts in order to keep stock prices
                          high and their paychecks gargantuan. Numerous
                          companies have chosen to acknowledge the distortion to
                          reported earnings caused by the non-expensing of
                          options and have elected to expense options going
                          forward. We believe Whole Foods Market, Inc. should
                          follow suit, in accordance with our guidelines.
                 3        Ratify Auditors For For The ratification of auditors
                          is no longer a routine item. Accounting scandals at
                          companies underscore the need to ensure auditor
                          independence in the face of selling consulting
                          services to audit clients. The outside auditing
                          process is the backbone upon which the financial
                          health of a company is measured. To maintain the
                          integrity of the auditing process, the independence of
                          an outside auditor is absolutely essential for
                          rendering objective opinions upon which investors then
                          rely. We support this item. The non-audit consulting
                          fees are less than 25 percent of total fees paid. As
                          such, we will vote for the company's auditor.
                 4      Submit Shareholder Rights Plan        Against    For
                        (Poison Pill) to Shareholder Vote
                          Because poison pills greatly alter the balance of
                          power between shareholders and management,
                          shareholders should be allowed to make their own
                          evaluation of such plans.

                               VOTE SUMMARY REPORT
                           Apr 01, 2004 - Jun 30, 2004

MEMORIAL FUND GROWTH EQUITY - MFGE

Mtg              Company/                                     Mgmt       Vote        Record              Shares
Date/Type        Ballot Issues                     Security   Rec        Cast        Date                 Voted
----------------------------------------------------------------------------------------------------------------
05/11/04 - A     3M CO *MMM*                      88579Y101                          03/12/04             3,640
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Edward A. Brennan ---
                       Withhold
                 1.2   Elect Director Michael L. Eskew ---
                       For
                 1.3   Elect Director W. James McNerney,
                       Jr. --- Withhold
                 1.4   Elect Director Kevin W. Sharer ---
                       Withhold
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Increase Authorized Common Stock       For       Against                Mgmt
                 4     Separate Chairman and CEO Positions    Against   For                    ShrHoldr


05/19/04 - A     AMERICAN INTERNATIONAL GROUP,    026874107                          03/26/04             5,625
                 INC. *AIG*
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director M. Bernard Aidinoff
                       --- Withhold
                 1.2   Elect Director Pei-Yuan Chia --- For
                 1.3   Elect Director Marshall A. Cohen ---
                       Withhold
                 1.4   Elect Director Willaim S. Cohen ---
                       For
                 1.5   Elect Director Martin S. Feldstein
                       --- Withhold
                     1.6 Elect Director Ellen V. Futter ---
                                       For
                 1.7   Elect Director Maurice R. Greenberg
                       --- Withhold
                      1.8 Elect Director Carla A. Hills ---
                                    Withhold
                 1.9   Elect Director Frank J. Hoenemeyer
                       --- Withhold
                 1.10  Elect Director Richard C. Holbrooke
                       --- For
                     1.11 Elect Director Donald P. Kanak ---
                                    Withhold
                     1.12 Elect Director Howard I. Smith ---
                                    Withhold
                 1.13  Elect Director Martin J. Sullivan
                       --- Withhold
                     1.14 Elect Director Edmund S.W. Tse ---
                                    Withhold
                 1.15  Elect Director Frank G. Zarb --- For
                 2     Approve Executive Incentive Bonus      For       Against                Mgmt
                       Plan
                 3     Approve Non-Employee Director Stock    For       For                    Mgmt
                       Option Plan
                 4     Ratify Auditors                        For       For                    Mgmt
                 5     Report on Political                    Against   For                    ShrHoldr
                       Contributions/Activities
                 6     Divest from Tobacco Equities           Against   Against                ShrHoldr
                 7     Link Executive Compensation to         Against   For                    ShrHoldr
                       Predatory Lending


05/13/04 - A     AMGEN, INC. *AMGN*               031162100                          03/19/04             4,750
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Frank J. Biondi, Jr.
                       --- For
                 1.2   Elect Director Jerry D. Choate ---
                       Withhold
                 1.3   Elect Director Frank C. Herringer
                       --- For
                     1.4 Elect Director Gilbert S. Omenn ---
                                    Withhold
                 2     Ratify Auditors                        For       Against                Mgmt
                 3     Prepare Glass Ceiling Report           Against   For                    ShrHoldr
                 4     Expense Stock Options                  Against   For                    ShrHoldr


05/11/04 - A     BOSTON SCIENTIFIC CORP. *BSX*    101137107                          03/19/04             3,600
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Ursula M. Burns ---
                       For
                 1.2   Elect Director Marye Anne Fox --- For
                 1.3   Elect Director N.J. Nicholas, Jr.
                       --- Withhold
                 1.4   Elect Director John E. Pepper --- For
                 2     Ratify Auditors                        For       Against                Mgmt


04/20/04 - A     CITIGROUP INC. *C*               172967101                          02/27/04             8,925
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director C. Michael Armstrong
                       --- Withhold
                 1.2   Elect Director Alain J.P. Belda ---
                       Withhold
                 1.3   Elect Director George David --- For
                 1.4   Elect Director Kenneth T. Derr ---
                       Withhold
                 1.5   Elect Director John M. Deutch --- For
                 1.6   Elect Director Roberto Hernandez
                       Ramirez --- Withhold
                 1.7   Elect Director Ann Dibble Jordan ---
                       Withhold
                 1.8   Elect Director Dudley C. Mecum ---
                       Withhold
                 1.9   Elect Director Richard D. Parsons
                       --- Withhold
                 1.10  Elect Director Andrall E. Pearson
                       --- Withhold
                 1.11  Elect Director Charles Prince ---
                       Withhold
                     1.12 Elect Director Robert E. Rubin ---
                                    Withhold
                 1.13  Elect Director Franklin A. Thomas
                       --- Withhold
                    1.14 Elect Director Sanford I. Weill ---
                                    Withhold
                 1.15  Elect Director Robert B. Willumstad
                       --- Withhold
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Limit Executive Compensation           Against   For                    ShrHoldr
                 4     Report on Political                    Against   For                    ShrHoldr
                       Contributions/Activities
                 5     Prohibit Awards to Executives          Against   For                    ShrHoldr
                 6     Separate Chairman and CEO Positions    Against   For                    ShrHoldr


06/23/04 - A/S   COGNOS INC. *CSN.*               19244C109                          04/26/04             5,065
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Robert G. Ashe --- For
                 1.2   Elect Director John E. Caldwell ---
                       For
                 1.3   Elect Director Paul D. Damp --- For
                 1.4   Elect Director Pierre Y. Ducros ---
                       For
                 1.5   Elect Director Robert W. Korthals
                       --- For
                 1.6   Elect Director John J. Rando --- For
                 1.7   Elect Director Bill V. Russell ---
                       For
                 1.8   Elect Director James M. Tory ---
                       Withhold
                 1.9   Elect Director Renato Zambonini ---
                       For
                 2     Ratify Ernst & Young LLP as Auditors   For       For                    Mgmt
                 3     Amend 2003 - 2008 Stock Option Plan    For       Against                Mgmt
                 4     Eliminate Class of Preferred Stock     For       For                    Mgmt


04/19/04 - A     DANA CORP. *DCN*                 235811106                          03/01/04             7,850
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Benjamin F. Bailar
                       --- Withhold
                 1.2   Elect Director A. Charles Baillie
                       --- For
                     1.3 Elect Director David E. Berges ---
                                       For
                     1.4 Elect Director Michael J. Burns ---
                                    Withhold
                 1.5   Elect Director Edmund M. Carpenter
                       --- Withhold
                     1.6 Elect Director Samir G. Gibara ---
                                       For
                 1.7   Elect Director Cheyl W. Grise --- For
                 1.8   Elect Director Glen H. Hiner ---
                       Withhold
                 1.9   Elect Director James P. Kelly --- For
                 1.10  Elect Director Marilyn R. Marks ---
                       For
                 1.11  Elect Director Richard B. Priory ---
                       For
                 2     Approve Omnibus Stock Plan             For       For                    Mgmt
                 3     Approve Employee Stock Purchase Plan   For       Against                Mgmt
                 4     Amend Omnibus Stock Plan               For       Against                Mgmt
                 5     Ratify Auditors                        For       Against                Mgmt


05/18/04 - A     DEAN FOODS COMPANY *DF*          242370104                          03/26/04             4,700
                 1     Elect Directors                        For       Withhold               Mgmt
                 2     Ratify Auditors                        For       For                    Mgmt


06/17/04 - A     DOLLAR TREE STORES, INC.         256747106                          04/23/04             7,000
                 *DLTR*
                 1     Change Range for Size of the Board     For       For                    Mgmt
                 2     Elect Directors                        For       Split                  Mgmt
                 2.1   Elect Director H. Ray Compton ---
                       Withhold
                 2.2   Elect Director John F. Megrue ---
                       Withhold
                 2.3   Elect Director Alan L. Wurtzel ---
                       Withhold
                 2.4   Elect Director Bob Sasser ---
                       Withhold
                 2.5   Elect Director Thomas E. Whiddon ---
                       For
                 3     Amend Omnibus Stock Plan               For       Against                Mgmt
                 4     Approve Omnibus Stock Plan             For       Against                Mgmt
                 5     Approve Executive Incentive Bonus      For       For                    Mgmt
                       Plan


06/24/04 - A     EBAY INC. *EBAY*                 278642103                          04/26/04             2,725
                 1     Elect Directors                        For       For                    Mgmt
                 2     Amend Omnibus Stock Plan               For       Against                Mgmt
                 3     Amend Stock Option Plan                For       Against                Mgmt
                 4     Increase Authorized Common Stock       For       Against                Mgmt
                 5     Ratify Auditors                        For       For                    Mgmt
                 6     Expense Stock Options                  Against   For                    ShrHoldr


05/05/04 - A     EMC CORP. *EMC*                  268648102                          03/08/04            15,625
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director John R. Egan ---
                       Withhold
                 1.2   Elect Director Michael C. Ruettgers
                       --- Withhold
                     1.3 Elect Director David N. Strohm ---
                                       For
                 2     Amend Omnibus Stock Plan               For       Against                Mgmt
                 3     Amend Employee Stock Purchase Plan     For       For                    Mgmt
                 4     Ratify Auditors                        For       For                    Mgmt
                 5     Limit Executive Compensation           Against   For                    ShrHoldr


05/26/04 - A     EXXON MOBIL CORP. *XOM*          30231G102                          04/05/04            12,475
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Michael J. Boskin ---
                       For
                 1.2   Elect Director James R. Houghton ---
                       For
                 1.3   Elect Director William R. Howell ---
                       Withhold
                 1.4   Elect Director Reatha Clark King ---
                       For
                 1.5   Elect Director Philip E. Lippincott
                       --- Withhold
                    1.6 Elect Director Harry J. Longwell ---
                                    Withhold
                     1.7 Elect Director Henry A. McKinnell,
                                   Jr. --- For
                 1.8   Elect Director Marilyn Carlson
                       Nelson --- Withhold
                 1.9   Elect Director Lee R. Raymond ---
                       Withhold
                 1.10  Elect Director Walter V. Shipley ---
                       For
                 1.11  Elect Director Rex W. Tillerson ---
                       Withhold
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Approve Non-Employee Director          For       For                    Mgmt
                       Restricted Stock Plan
                 4     Affirm Political Nonpartisanship       Against   For                    ShrHoldr
                 5     Report on Political                    Against   For                    ShrHoldr
                       Contributions/Activities
                 6     Report on Equatorial Guinea            Against   For                    ShrHoldr
                 7     Separate Chairman and CEO Positions    Against   For                    ShrHoldr
                 8     Prohibit Awards to Executives          Against   Against                ShrHoldr
                 9     Report on Stock Option Distribution    Against   For                    ShrHoldr
                       by Race and Gender
                 10    Amend EEO Statement to Include         Against   For                    ShrHoldr
                       Reference to Sexual Orientation
                 11    Report on Climate Change Research      Against   For                    ShrHoldr


04/28/04 - A     GENERAL ELECTRIC CO. *GE*        369604103                          03/01/04            12,745
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director James I. Cash, Jr.
                       --- For
                 1.2   Elect Director Dennis D. Dammerman
                       --- Withhold
                 1.3   Elect Director Ann M. Fudge --- For
                 1.4   Elect Director Claudio X. Gonzalez
                       --- Withhold
                 1.5   Elect Director Jeffrey R. Immelt ---
                       Withhold
                 1.6   Elect Director Andrea Jung --- For
                 1.7   Elect Director Alan G. Lafley --- For
                 1.8   Elect Director Kenneth G. Langone
                       --- For
                 1.9   Elect Director Ralph S. Larsen ---
                       For
                 1.10  Elect Director Rochelle B. Lazarus
                       --- For
                 1.11  Elect Director Sam Nunn --- For
                 1.12  Elect Director Roger S. Penske ---
                       Withhold
                 1.13  Elect Director Robert J. Swieringa
                       --- For
                    1.14 Elect Director Douglas A. Warner III
                                  --- Withhold
                    1.15 Elect Director Robert C. Wright ---
                                    Withhold
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Amend Omnibus Stock Plan               For       For                    Mgmt
                 4     Provide for Cumulative Voting          Against   For                    ShrHoldr
                 5     Eliminate Animal Testing               Against   Against                ShrHoldr
                 6     Report on Nuclear Fuel Storage Risks   Against   For                    ShrHoldr
                 7     Report on PCB Clean-up                 Against   For                    ShrHoldr
                 8     Report on Foreign Outsourcing          Against   For                    ShrHoldr
                 9     Prepare Sustainability Report          Against   For                    ShrHoldr
                 10    Limit Composition of Management        Against   For                    ShrHoldr
                       Development and Compensation
                       Committee to Independent Directors
                 11    Report on Pay Disparity                Against   For                    ShrHoldr
                 12    Limit Awards to Executives             Against   Against                ShrHoldr
                 13    Limit Board Service for Other          Against   For                    ShrHoldr
                       Companies
                 14    Separate Chairman and CEO Positions    Against   For                    ShrHoldr
                 15    Hire Advisor/Maximize Shareholder      Against   Against                ShrHoldr
                       Value
                 16    Adopt a Retention Ratio for            Against   For                    ShrHoldr
                       Executives and Directors
                 17    Require 70% to 80% Independent Board   Against   Against                ShrHoldr
                 18    Report on Political                    Against   For                    ShrHoldr
                       Contributions/Activities


05/27/04 - A     GENZYME CORP. *GENZ*             372917104                          03/31/04             2,900
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Douglas A. Berthiaume
                       --- Withhold
                 1.2   Elect Director Henry E. Blair ---
                       Withhold
                 1.3   Elect Director Gail K. Boudreaux ---
                       For
                 2     Amend Employee Stock Purchase Plan     For       For                    Mgmt
                 3     Approve Stock Option Plan              For       Against                Mgmt
                 4     Amend Non-Employee Director Stock      For       Against                Mgmt
                       Option Plan
                 5     Increase Authorized Preferred Stock    For       Against                Mgmt
                 6     Ratify Auditors                        For       For                    Mgmt
                 7     Limit Awards to Executives             Against   For                    ShrHoldr


05/17/04 - A     GETTY IMAGES, INC. *GYI*         374276103                          03/19/04             1,675
                 1     Elect Directors                        For       For                    Mgmt
                 2     Ratify Auditors                        For       For                    Mgmt


05/27/04 - A     HOME DEPOT, INC. (THE) *HD*      437076102                          03/29/04             6,275
                 1     Elect Directors                        For       Withhold               Mgmt
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Establish Term Limits for Directors    Against   Against                ShrHoldr
                 4     Submit Shareholder Rights Plan         Against   For                    ShrHoldr
                       (Poison Pill) to Shareholder Vote
                 5     Performance- Based/Indexed Options     Against   For                    ShrHoldr
                 6     Adopt ILO Based Code of Conduct        Against   For                    ShrHoldr
                 7     Submit Severance Agreement             Against   For                    ShrHoldr
                       (Change-in-Control) to Shareholder
                       Vote
                 8     Require Affirmative Vote of the        Against   For                    ShrHoldr
                       Majority of the Shares to Elect
                       Directors


05/19/04 - A     INTEL CORP. *INTC*               458140100                          03/22/04            13,675
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Craig R. Barrett ---
                       Withhold
                 1.2   Elect Director Charlene Barshefsky
                       --- Withhold
                    1.3 Elect Director E. John P. Browne ---
                                       For
                     1.4 Elect Director Andrew S. Grove ---
                                    Withhold
                      1.5 Elect Director D. James Guzy ---
                                    Withhold
                 1.6   Elect Director Reed E. Hundt --- For
                 1.7   Elect Director Paul S. Otellini ---
                       Withhold
                 1.8   Elect Director David S. Pottruck ---
                       For
                 1.9   Elect Director Jane E. Shaw ---
                       Withhold
                 1.10  Elect Director John L. Thornton ---
                       For
                 1.11  Elect Director David B. Yoffie ---
                       Withhold
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Approve Omnibus Stock Plan             For       Against                Mgmt
                 4     Expense Stock Options                  Against   For                    ShrHoldr
                 5     Limit/Prohibit Awards to Executives    Against   For                    ShrHoldr
                 6     Performance- Based/Indexed Options     Against   For                    ShrHoldr


04/27/04 - A     INTERNATIONAL BUSINESS           459200101                          02/27/04             1,550
                 MACHINES CORP. *IBM*
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Cathleen Black --- For
                 1.2   Elect Director Kenneth I. Chenault
                       --- Withhold
                 1.3   Elect Director Carlos Ghosn --- For
                 1.4   Elect Director Nannerl O. Keohane
                       --- Withhold
                 1.5   Elect Director Charles F. Knight ---
                       Withhold
                 1.6   Elect Director Lucio A. Noto --- For
                 1.7   Elect Director Samuel J. Palmisano
                       --- Withhold
                 1.8   Elect Director John B. Slaughter ---
                       Withhold
                 1.9   Elect Director Joan E. Spero --- For
                 1.10  Elect Director Sidney Taurel --- For
                 1.11  Elect Director Charles M. Vest ---
                       For
                 1.12  Elect Director Lorenzo H. Zambrano
                       --- For
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Ratify Auditors for the Company's      For       For                    Mgmt
                       Business Consulting Services Unit
                 4     Approve Executive Incentive Bonus      For       Against                Mgmt
                       Plan
                 5     Provide for Cumulative Voting          Against   For                    ShrHoldr
                 6     Amend Pension and Retirement Medical   Against   For                    ShrHoldr
                       Insurance Plans
                 7     Submit Executive Compensation to Vote  Against   For                    ShrHoldr
                 8     Expense Stock Options                  Against   For                    ShrHoldr
                 9     Limit Awards to Executives             Against   Against                ShrHoldr
                 10    China Principles                       Against   For                    ShrHoldr
                 11    Report on Political                    Against   For                    ShrHoldr
                       Contributions/Activities
                 12    Report on Executive Compensation       Against   For                    ShrHoldr


04/13/04 - A     INVESTORS FINANCIAL SERVICES     461915100                          02/20/04             2,200
                 CORP. *IFIN*
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Kevin J. Sheehan ---
                       Withhold
                 1.2   Elect Director James M. Oates --- For
                 1.3   Elect Director Thomas P. McDermott
                       --- For
                 2     Increase Authorized Common Stock       For       Against                Mgmt
                 3     Amend Employee Stock Purchase Plan     For       For                    Mgmt
                 4     Ratify Auditors                        For       For                    Mgmt


04/22/04 - A     JOHNSON & JOHNSON *JNJ*          478160104                          02/24/04             3,585
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Gerard N. Burrow ---
                       Withhold
                 1.2   Elect Director Mary S. Coleman ---
                       For
                 1.3   Elect Director James G. Cullen ---
                       For
                 1.4   Elect Director Robert J. Darretta
                       --- Withhold
                     1.5 Elect Director M. Judah Folkman ---
                                       For
                 1.6   Elect Director Ann D. Jordan ---
                       Withhold
                 1.7   Elect Director Arnold G. Langbo ---
                       Withhold
                 1.8   Elect Director Susan L. Lindquist
                       --- For
                 1.9   Elect Director Leo F. Mullin --- For
                 1.10  Elect Director Steven S Reinemund
                       --- For
                 1.11  Elect Director David Satcher --- For
                 1.12  Elect Director Henry B. Schacht ---
                       For
                 1.13  Elect Director William C. Weldon ---
                       Withhold
                 2     Ratify Auditors                        For       Against                Mgmt
                 3     Cease Charitable Contributions         Against   Against                ShrHoldr


04/30/04 - A     MARRIOTT INTERNATIONAL INC.      571903202                          03/08/04             3,950
                 (NEW) *MAR*
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Lawrence W. Kellner
                       --- For
                 1.2   Elect Director John W. Marriott III
                       --- Withhold
                 1.3   Elect Director Harry J. Pearce ---
                       Withhold
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Provide for Cumulative Voting          Against   For                    ShrHoldr


05/05/04 - A     MARVEL ENTERPRISES, INC. *MVL*   57383M108                          03/24/04             2,400
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Morton E. Handel ---
                       For
                 1.2   Elect Director F. Peter Cuneo ---
                       Withhold
                 1.3   Elect Director Isaac Perlmutter ---
                       Withhold
                 2     Amend                                  For       For                    Mgmt
                       Articles/Bylaws/Charter-Non-Routine
                 3     Amend Omnibus Stock Plan               For       Against                Mgmt
                 4     Ratify Auditors                        For       Against                Mgmt


05/03/04 - A     MBNA CORP. *KRB*                 55262L100                          02/13/04             8,500
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director James H. Berick ---
                       Withhold
                 1.2   Elect Director Benjamin R. Civiletti
                       --- Withhold
                    1.3 Elect Director Bruce L. Hammonds ---
                                    Withhold
                     1.4 Elect Director William L. Jews ---
                                       For
                 1.5   Elect Director Randolph D. Lerner
                       --- Withhold
                 1.6   Elect Director Stuart L. Markowitz
                       --- Withhold
                 1.7   Elect Director William B. Milstead
                       --- For
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Expense Stock Options                  Against   For                    ShrHoldr
                 4     Require Majority of Independent        Against   For                    ShrHoldr
                       Directors on Board


04/23/04 - A     MERRILL LYNCH & CO., INC.        590188108                          02/24/04             4,650
                 *MER*
                 1     Elect Directors                        For       For                    Mgmt
                 2     Ratify Auditors                        For       Against                Mgmt
                 3     Restore or Provide for Cumulative      Against   For                    ShrHoldr
                       Voting
                 4     Separate Chairman and CEO Positions    Against   For                    ShrHoldr


04/16/04 - S     NETSCREEN TECHNOLOGIES, INC.     64117V107                          03/10/04             4,275
                 1     Approve Merger Agreement               For       For                    Mgmt
                 2     Adjourn Meeting                        For       Against                Mgmt


05/05/04 - A     PEPSICO, INC. *PEP*              713448108                          03/12/04             4,450
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director John F. Akers ---
                       Withhold
                 1.2   Elect Director Robert E. Allen ---
                       Withhold
                 1.3   Elect Director Ray L. Hunt --- For
                 1.4   Elect Director Arthur C. Martinez
                       --- For
                 1.5   Elect Director Indra K. Nooyi ---
                       Withhold
                 1.6   Elect Director Franklin D. Raines
                       --- For
                 1.7   Elect Director Steven S. Reinemund
                       --- Withhold
                 1.8   Elect Director Sharon Percy
                       Rockefeller --- Withhold
                 1.9   Elect Director James J. Schiro ---
                       For
                 1.10  Elect Director Franklin A. Thomas
                       --- For
                 1.11  Elect Director Cynthia M. Trudell
                       --- For
                 1.12  Elect Director Solomon D. Trujillo
                       --- For
                 1.13  Elect Director Daniel Vasella --- For
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Approve Executive Incentive Bonus      For       Against                Mgmt
                       Plan
                 4     Report on Political                    Against   Against                ShrHoldr
                       Contributions/Activities
                 5     Report on Operational Impact of        Against   For                    ShrHoldr
                       HIV/AIDS, TB, and Malaria Pandemic


04/22/04 - A     PFIZER INC. *PFE*                717081103                          02/27/04            17,700
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Michael S. Brown ---
                       For
                 1.2   Elect Director M. Anthony Burns ---
                       Withhold
                 1.3   Elect Director Robert N. Burt --- For
                 1.4   Elect Director W. Don Cornwell ---
                       For
                 1.5   Elect Director William H. Gray III
                       --- For
                 1.6   Elect Director Constance J. Horner
                       --- Withhold
                    1.7 Elect Director William R. Howell ---
                                       For
                 1.8   Elect Director Stanley O. Ikenberry
                       --- Withhold
                     1.9 Elect Director George A. Lorch ---
                                       For
                 1.10  Elect Director Henry A. Mckinnell
                       --- Withhold
                 1.11  Elect Director Dana G. Mead --- For
                 1.12  Elect Director Franklin D. Raines
                       --- For
                 1.13  Elect Director Ruth J. Simmons ---
                       For
                 1.14  Elect Director William C. Steere,
                       Jr. --- Withhold
                 1.15  Elect Director Jean-Paul Valles ---
                       Withhold
                 2     Ratify Auditors                        For       Against                Mgmt
                 3     Approve Omnibus Stock Plan             For       Against                Mgmt
                 4     Report on Operational Impact of        Against   For                    ShrHoldr
                       HIV/AIDS, TB, and Malaria Pandemic
                 5     Cease Political                        Against   Against                ShrHoldr
                       Contributions/Activities
                 6     Report on Political                    Against   For                    ShrHoldr
                       Contributions/Activities
                 7     Establish Term Limits for Directors    Against   Against                ShrHoldr
                 8     Report on Drug Pricing                 Against   Against                ShrHoldr
                 9     Limit Awards to Executives             Against   Against                ShrHoldr
                 10    Amend Animal Testing Policy            Against   Against                ShrHoldr


05/13/04 - A     PIONEER NATURAL RESOURCES CO.    723787107                          03/17/04             4,500
                 *PXD*
                 1     Elect Directors                        For       For                    Mgmt
                 2     Ratify Auditors                        For       For                    Mgmt


05/11/04 - A     STERICYCLE, INC. *SRCL*          858912108                          03/15/04             5,350
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Jack W. Schuler ---
                       Withhold
                 1.2   Elect Director Mark C. Miller ---
                       Withhold
                 1.3   Elect Director John P. Connaughton
                       --- For
                     1.4 Elect Director Rod F. Dammeyer ---
                                       For
                    1.5 Elect Director Patrick F. Graham ---
                                    Withhold
                 1.6   Elect Director John Patience ---
                       Withhold
                 1.7   Elect Director Thomas R. Reusche ---
                       For
                 1.8   Elect Director Peter Vardy ---
                       Withhold
                 1.9   Elect Director L. John Wilkerson,
                       Ph.D. --- Withhold
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Report on Waste Incineration           Against   For                    ShrHoldr


04/20/04 - A     STRYKER CORP. *SYK*              863667101                          02/27/04             3,375
                 1     Elect Directors                        For       Withhold               Mgmt
                 2     Increase Authorized Common Stock       For       Against                Mgmt


05/20/04 - A     TEVA PHARMACEUTICAL INDUSTRIES   881624209                          04/15/04             3,775
                       MEETING FOR HOLDERS OF ADRS
                 1     TO RECEIVE AND DISCUSS THE COMPANY S   For       For                    Mgmt
                       CONSOLIDATED BALANCE SHEET AS OF
                       DECEMBER 31, 2003 AND THE
                       CONSOLIDATED STATEMENTS.
                 2     TO APPROVE THE BOARD OF DIRECTORS      For       Against                Mgmt
                       RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR ENDED
                       DECEMBER 31, 2003, WHICH WAS PAID IN FOUR INSTALLMENTS
                       AND AGGREGATED NIS 1.44 (APPROXIMATELY US$0.322) PER
                       ORDINARY SHARE, BE DECLARED FINAL.
                 3     TO ELECT ABRAHAM E. COHEN TO SERVE     For       For                    Mgmt
                       FOR A THREE-YEAR TERM.
                 4     TO ELECT LESLIE DAN TO SERVE FOR A     For       For                    Mgmt
                       THREE-YEAR TERM.
                 5     TO ELECT PROF. MEIR HETH TO SERVE      For       For                    Mgmt
                       FOR A THREE-YEAR TERM.
                 6     TO ELECT PROF. MOSHE MANY TO SERVE     For       For                    Mgmt
                       FOR A THREE-YEAR TERM.
                 7     TO ELECT DOV SHAFIR TO SERVE FOR A     For       For                    Mgmt
                       THREE-YEAR TERM.
                 8     TO APPROVE THE PURCHASE OF DIRECTOR    For       Against                Mgmt
                       S AND OFFICER S LIABILITY INSURANCE FOR THE DIRECTORS AND
                       OFFICERS OF THE COMPANY.
                 9     Ratify Auditors                        For       For                    Mgmt


05/20/04 - A     THE GILLETTE CO. *G*             375766102                          03/22/04             7,975
                 1     Elect Directors                        For       Withhold               Mgmt
                 2     Ratify Auditors                        For       Against                Mgmt
                 3     Approve Omnibus Stock Plan             For       Against                Mgmt
                 4     Declassify the Board of Directors      Against   For                    ShrHoldr
                 5     Prohibit Auditor from Providing        Against   For                    ShrHoldr
                       Non-Audit Services
                 6     Expense Stock Options                  Against   For                    ShrHoldr


05/21/04 - A     TIME WARNER INC *TWX*            887317105                          03/23/04             8,250
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director James L. Barksdale
                       --- Withhold
                 1.2   Elect Director Stephen F. Bollenbach
                       --- For
                     1.3 Elect Director Stephen M. Case ---
                                    Withhold
                    1.4 Elect Director Frank J. Caufield ---
                                       For
                     1.5 Elect Director Robert C. Clark ---
                                       For
                    1.6 Elect Director Miles R. Gilburne ---
                                    Withhold
                    1.7 Elect Director Carla A. Hills --- For
                     1.8 Elect Director Reuben Mark --- For
                     1.9 Elect Director Michael A. Miles ---
                       For
                 1.10  Elect Director Kenneth J. Novack ---
                       Withhold
                 1.11  Elect Director Richard D. Parsons
                       --- Withhold
                      1.12 Elect Director R. E. Turner ---
                                    Withhold
                 1.13  Elect Director Francis T. Vincent,
                       Jr. --- For
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Adopt China Principles                 Against   For                    ShrHoldr
                 4     Report on Pay Disparity                Against   For                    ShrHoldr


05/25/04 - A     TRIAD HOSPITALS, INC. *TRI*      89579K109                          04/09/04             2,050
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director James D. Shelton ---
                       Withhold
                 1.2   Elect Director Thomas F. Frist III
                       --- For
                 1.3   Elect Director Gale E. Sayers --- For
                 1.4   Elect Director Nancy-Ann DeParle ---
                       For
                 1.5   Elect Director Michael K. Jhin ---
                       For
                 1.6   Elect Director Harriet R. Michel ---
                       For
                 2     Ratify Auditors                        For       Against                Mgmt
                 3     Amend Omnibus Stock Plan               For       Against                Mgmt


04/20/04 - A     U.S. BANCORP *USB*               902973304                          02/26/04             7,650
                 1     Elect Directors                        For       Withhold               Mgmt
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Limit Executive Compensation           Against   For                    ShrHoldr
                 4     Submit Executive Compensation to Vote  Against   For                    ShrHoldr
                 5     Amend Vote Requirements to Amend       Against   For                    ShrHoldr
                       Articles/Bylaws/Charter


05/06/04 - A     UNITED PARCEL SERVICE, INC.      911312106                          03/08/04             1,900
                 *UPS*
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director Calvin Darden ---
                       Withhold
                 1.2   Elect Director Michael L. Eskew ---
                       Withhold
                 1.3   Elect Director James P. Kelly ---
                       Withhold
                 1.4   Elect Director Ann M. Livermore ---
                       For
                 1.5   Elect Director Gary E. MacDougal ---
                       Withhold
                 1.6   Elect Director Victor A. Pelson ---
                       Withhold
                 1.7   Elect Director Lea N. Soupata ---
                       Withhold
                 1.8   Elect Director Robert M. Teeter ---
                       Withhold
                 1.9   Elect Director John W. Thompson ---
                       For
                 1.10  Elect Director Carol B. Tome --- For
                 2     Ratify Auditors                        For       For                    Mgmt


05/12/04 - A     UNIVISION COMMUNICATIONS INC.    914906102                          03/15/04             7,575
                 *UVN*
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director A. Jerrold Perenchio
                       --- Withhold
                 1.2   Elect Director Fernando Aguirre ---
                       For
                     1.3 Elect Director Harold Gaba --- For
                       1.4 Elect Director Alan F. Horn ---
                       Withhold
                 1.5   Elect Director John G. Perenchio ---
                       Withhold
                 1.6   Elect Director Ray Rodriguez ---
                       Withhold
                 1.7   Elect Director McHenry T. Tichenor,
                       Jr. --- Withhold
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Approve Omnibus Stock Plan             For       Against                Mgmt


05/25/04 - A     VALEANT PHARMACEUTICALS INTL.    91911X104                          04/14/04             2,950
                 *VRX*
                 1     Elect Directors                        For       For                    Mgmt
                 2     Ratify Auditors                        For       For                    Mgmt


04/28/04 - A     VERIZON COMMUNICATIONS *VZ*      92343V104                          03/01/04             2,550
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director James R. Barker ---
                       Withhold
                 1.2   Elect Director Richard L. Carrion
                       --- Withhold
                 1.3   Elect Director Robert W. Lane --- For
                 1.4   Elect Director Sandra O. Moose ---
                       Withhold
                 1.5   Elect Director Joseph Neubauer ---
                       Withhold
                    1.6 Elect Director Thomas H. O'Brien ---
                                    Withhold
                 1.7   Elect Director Hugh B. Price ---
                       Withhold
                 1.8   Elect Director Ivan G. Seidenberg
                       --- Withhold
                 1.9   Elect Director Walter V. Shipley ---
                       Withhold
                 1.10  Elect Director John R. Stafford ---
                       Withhold
                 1.11  Elect Director Robert D. Storey ---
                       Withhold
                 2     Ratify Auditors                        For       For                    Mgmt
                 3     Restore or Provide for Cumulative      Against   For                    ShrHoldr
                       Voting
                 4     Require Majority of Independent        Against   For                    ShrHoldr
                       Directors on Board
                 5     Separate Chairman and CEO Positions    Against   For                    ShrHoldr
                 6     Submit Shareholder Rights Plan         Against   For                    ShrHoldr
                       (Poison Pill) to Shareholder Vote
                 7     Submit Executive Compensation to Vote  Against   For                    ShrHoldr
                 8     Prohibit Awards to Executives          Against   For                    ShrHoldr
                 9     Report on Stock Option Distribution    Against   For                    ShrHoldr
                       by Race and Gender
                 10    Report on Political                    Against   For                    ShrHoldr
                       Contributions/Activities
                 11    Cease Charitable Contributions         Against   Against                ShrHoldr


06/04/04 - A     WAL-MART STORES, INC. *WMT*      931142103                          04/05/04             5,575
                 1     Elect Directors                        For       Split                  Mgmt
                 1.1   Elect Director James W. Breyer ---
                       For
                 1.2   Elect Director M. Michele Burns ---
                       For
                 1.3   Elect Director Thomas M. Coughlin
                       --- Withhold
                      1.4 Elect Director David D. Glass ---
                                    Withhold
                 1.5   Elect Director Roland A. Hernandez
                       --- For
                 1.6   Elect Director Dawn G. Lepore --- For
                 1.7   Elect Director John D. Opie --- For
                 1.8   Elect Director J. Paul Reason --- For
                 1.9   Elect Director H. Lee Scott, Jr. ---
                       Withhold
                 1.10  Elect Director Jack C. Shewmaker ---
                       Withhold
                 1.11  Elect Director Jose H. Villarreal
                       --- For
                     1.12 Elect Director John T. Walton ---
                                    Withhold
                    1.13 Elect Director S. Robson Walton ---
                                    Withhold
                 1.14  Elect Director Christopher J.
                       Williams --- For
                 2     Approve Stock Option Plan              For       For                    Mgmt
                 3     Approve Stock Option Plan              For       For                    Mgmt
                 4     Amend Employee Stock Purchase Plan     For       For                    Mgmt
                 5     Ratify Auditors                        For       Against                Mgmt
                 6     Separate Chairman and CEO Positions    Against   For                    ShrHoldr
                 7     Prepare Sustainability Report          Against   For                    ShrHoldr
                 8     Report on Stock Option Distribution    Against   For                    ShrHoldr
                       by Race and Gender
                 9     Report on Genetically Modified         Against   For                    ShrHoldr
                       Organisms (GMO)
                 10    Prepare Diversity Report               Against   For                    ShrHoldr
                 11    Submit Executive Compensation to Vote  Against   For                    ShrHoldr

MEMORIAL VALUE EQUITY FUND

Ticker             Name        CUSIP     Dated    Shareholder   Voting                      Whom    How     Did   How
                                         Date      Meeting      Matter                     Matter  Regis-  Regis- Regis-
                                                     Date     Identification              Proposed  trant  trant  trant
                                                                                             by    Voted   Cast   Cast
                                                                                                          Manage- Manage-
                                                                                                           ment   ment        Shares
                                                                                                           Vote   Vote  Client Voted
MCHXX Merrimac Cash Fund                9/3/2003  9/16/2003 Approval of an Investment
                                                              Sub-Adviser Agreement        Issuer  For     TRUE    For   MGBIX
                                                            Approval of a "Manager-of-
                                                              Managers" Arrangement                For
MCHXX Merrimac Cash Fund                9/3/2003  9/16/2003 Approval of an Investment
                                                              Sub-Adviser Agreement        Issuer  For     TRUE    For   MFGIX
                                                            Approval of a "Manager-of-
                                                              Managers" Arrangement                For
MCHXX Merrimac Cash Fund                9/3/2003  9/16/2003 Approval of an Investment
                                                              Sub-Adviser Agreement        Issuer  For     TRUE    For   MVEIX
                                                            Approval of a "Manager-of-
                                                              Managers" Arrangement                For
ASH   Ashland Inc.          044204105 11/24/2003  1/29/2004 Elect Directors                        For    FALSE          MVEIX  2000
                                                            Ratify Auditors                        For
CA    Computer Associates   204912109   7/2/2003  8/27/2003 Elect Directors                        For    FALSE          MVEIX  2900
                                                            Approve Non-Employee
                                                              Director Omnibus
                                                              Stock Plan                           For
                                                            Ratify Auditors                        For
CPWR  Compuware Corp.       205638109   7/1/2003  8/26/2003 Elect Directors (except
                                                              DirectorW. James Prowse)             For    FALSE          MVEIX  5000
                                                            Elect Director W. James
                                                              Prowse                             Withhold
GM    General Motors Corp.  370442105   8/1/2003  10/3/2003 Amend All Articles                     For    FALSE          MVEIX  1300
                                                            Approves Hughes Split-Off              For
                                                            Approve GM/News Stock Sale             For
                                                            Approve News Stock
                                                             Acquisition                           For
PH    Parker-Hannifin Corp. 701094104  8/29/2003 10/22/2003 Elect Directors                        For    FALSE          MVEIX  1100
                                                            Ratify Auditors                        For
                                                            Approve Omnibus Stock Plan             For
MDT   Medtronic             585055106  8/24/2004  8/26/2004 Directors                      Issuer  For    FALSE          MVEIX
                                                            Ratify appointment of public
                                                              accounting firm                      For
                                                            Shareholder proposal regarding
                                                              elimination of charitable
                                                              contributions (shareholder)         Against

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Memorial Funds

By (Signature and Title)* /s/ Carl C. Peterson
                          ----------------------------------
                              Carl C. Peterson, President

Date  August 31, 2004

* Print the name and title of each signing officer under his or her signature.